Related Party Transactions (Details Narrative) $ in Millions, $ in Millions			12 Months Ended
	May 04, 2023 CAD ($)	Nov. 25, 2019 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2023 USD ($)	May 04, 2023 USD ($)	Oct. 31, 2022 USD ($)
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party			$ 105		$ 112
Symcor [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party			81		77
Amount payable to related party			$ 12		12
Description of ownership interest in related party			one-third ownership	one-third ownership
Unsecured loan facility			$ 100		100
Charles Schwab Corporation [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party			38		31
Amount payable to related party			24		152
Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party			932		1,700
Average insured deposit			147,000		182,000
Deposits under the Schwab IDA Agreement			133,000		$ 174,000	$ 96,000		$ 128,000
Allowable maximum annual adjustment to sweep deposits		$ 10,000
Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Allowable maximum adjustment to sweep deposits		$ 50,000
Charles Schwab Corporation [member] | Insured Deposit Agreement Two Thousand And Twenty Three [member]
Disclosure of transactions between related parties [line items]
Contractual amounts to be exchanged in derivative financial instruments for which gross cash flows are exchanged	$ 6,800						$ 5,000
Net amounts for pay floating receive fixed interest rate swaps for which net cash flows are exchanged			6,100			$ 4,500
Termination fees derivatives			$ 305	$ 227
Charles Schwab Corporation [member] | Insured Deposit Agreement Two Thousand And Twenty Three [member] | Until September Two Thousand And Twenty Five [member]
Disclosure of transactions between related parties [line items]
Period extension of deposit agreement	3 years
Period of lower deposit balance	6 years
Threshold amount as per agreement minimum							$ 60,000